Investment Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
The amortized cost and fair value of investment securities are shown in the following table. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment.

During 2013 and 2012, there were $17,000 and $54,000, respectively, in investment securities deemed to be other-than-temporarily impaired, which were related to an equity investment in a financial institution.

Investment securities at December 31, 2013 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2013:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$570,632	$—	$45,496	$525,136
U.S. Government sponsored entities’ asset-backed securities	650,391	8,070	9,990	648,471
Other equity securities	1,120	1,539	—	2,659
Total	$1,222,143	$9,609	$55,486	$1,176,266
2013:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$240	$1	$—	$241
U.S. Government sponsored entities’ asset-backed securities	181,821	5,382	42	187,161
Total	$182,061	$5,383	$42	$187,402

Park’s U.S. Government sponsored entities' asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations (CMOs). At December 31, 2013, the amortized cost of Park’s available-for-sale and held-to-maturity mortgage-backed securities was $340.4 million and $0.1 million, respectively. At December 31, 2013, the amortized cost of Park's available-for-sale and held-to-maturity CMOs was $310.0 million and $181.7 million, respectively.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the FHLB and the FRB. These restricted stock investments are carried at their redemption value. Park owned $59.0 million of FHLB stock and $6.9 million of FRB stock at both December 31, 2013 and December 31, 2012.

Management does not believe any individual unrealized loss as of December 31, 2013 or December 31, 2012 represented an other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2013:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2013:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$377,626	$29,256	$147,510	$16,240	$525,136	$45,496
U.S. Government sponsored entities' asset-backed securities	404,035	8,917	21,572	1,073	425,607	9,990
Total	$781,661	$38,173	$169,082	$17,313	$950,743	$55,486
2013:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$5,781	$42	$—	$—	$5,781	$42

Investment securities at December 31, 2012 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$695,655	$1,352	$1,280	$695,727
Obligations of states and political subdivisions	984	19	—	1,003
U.S. Government sponsored entities’ asset-backed securities	401,882	14,067	447	415,502
Other equity securities	1,137	1,085	—	2,222
Total	$1,099,658	$16,523	$1,727	$1,114,454
2012:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$570	$2	$—	$572
U.S. Government sponsored entities’ asset-backed securities	400,820	9,351	38	410,133
Total	$401,390	$9,353	$38	$410,705

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	177,470	1,280	—	—	177,470	1,280
U.S. Government sponsored entities' asset-backed securities	123,631	447	—	—	123,631	447
Total	301,101	1,727	—	—	301,101	1,727
2012:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$10,120	$38	$—	$—	$10,120	$38

The amortized cost and estimated fair value of investments in debt securities at December 31, 2013, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Weighted Average Yield
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due one through five years	50,000	46,800	2.00%
Due five through ten years	396,882	367,580	2.43%
Due in over ten years	123,750	110,756	1.74%
Total	$570,632	$525,136	2.24%
U.S. Government sponsored entities’ asset-backed securities:
Total	$650,391	$648,471	2.47%
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$240	$241	4.46%
Total	$240	$241	4.46%
U.S. Government sponsored entities’ asset-backed securities:
Total	$181,821	$187,161	3.69%

Approximately $525.1 million of Park’s securities shown in the above table as U.S. Treasury and other U.S. Government sponsored entities' notes are callable notes. These callable securities have a final maturity of 9 to 14 years. Of the $525.1 million reported at December 31, 2013, $46.8 million were expected to be called and are shown in the table at their expected call date.

Investment securities having a book value of $1,321 million and $1,364 million at December 31, 2013 and 2012, respectively, were pledged to collateralize government and trust department deposits in accordance with federal and state requirements, to secure repurchase agreements sold and as collateral for FHLB advance borrowings.

At December 31, 2013, $639 million was pledged for government and trust department deposits, $648 million was pledged to secure repurchase agreements and $34 million was pledged as collateral for FHLB advance borrowings. At December 31, 2012, $655 million was pledged for government and trust department deposits, $667 million was pledged to secure repurchase agreements and $41 million was pledged as collateral for FHLB advance borrowings.

At December 31, 2013, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

During 2013, Park sold $75 million of AFS investment securities, which were sold at book value for no gain. During 2012, Park had no sales of investment securities. Among the investment securities sold in 2011 were all investment securities (AFS and HTM) held by Vision, which were sold in preparation of the sale of the business to Centennial. There were no HTM securities sold by PNB in 2011. During 2011, Park sold $610 million of U.S. Government sponsored entities' mortgage-backed securities, realizing a pre-tax gain of $28.8 million ($18.7 million after-tax). No gross losses were realized in 2013, 2012 or 2011.